PIMCO Variable Insurance Trust

Supplement Dated July 16, 2012 to the
PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO
Foreign Bond Portfolio (Unhedged) Advisor Class Prospectus and PIMCO Foreign Bond
Portfolio (Unhedged) Institutional Class Prospectus (each dated April 30, 2012)
(each a "Prospectus"), each as supplemented from time to time